Leases - Summary of Changes in Allowance For Doubtful Accounts of Finance Lease Receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Beginning balance	₩ (26,197,311)
Ending balance	(26,799,201)	₩ (26,197,311)
Finance lease receivables | Allowance for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	5,255	5,256
Bad debt expense	1,977	0
Write-off	(230)	0
Reversal	0	(1)
Ending balance	₩ 7,002	₩ 5,255